N-2	Feb. 23, 2023
Cover [Abstract]
Entity Central Index Key	0000023795
Amendment Flag	false
Securities Act File Number	001-11350
Document Type	8-K
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Address, Address Line One	369 N. New York Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	904-3324
Entity Emerging Growth Company	false